UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 200
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		December 31, 2000

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	99,748

ISSUER          	CLASS   CUSIP       VALUE    SHS        INVEST   VOTG
                                      (X1000)             DISCRET  AUTH
Abgenix           Com     00339B107     4,713     79,800  Sole    Sole
Accrue Software   Com     00437w102     1,880    752,000  Sole    Sole
Activision        Com     004930202     8,346    551,800  Sole    Sole
Adam.com          Com     00547m101       188    115,400  Sole    Sole
Argonaut Tech     Com     040175101     2,954    408,861  Sole    Sole
Blue Rhino        Com     095811105     1,458    613,800  Sole    Sole
Brookfield Pptys  Com     112900105     3,258    185,335  Sole    Sole
Caremark RX       Com     141705103     2,007    148,000  Sole    Sole
Datum             Com     238208102       684     30,900  Sole    Sole
Digital Courier   Com     253838106        89    211,300  Sole    Sole
E-Loan            Com     26861P107       522  1,043,300  Sole    Sole
Gymboree          Com     403777105     6,249    450,400  Sole    Sole
Healthgrades.com  Com     42222R104       103    300,000  Sole    Sole
Home Security IntlCom     437333107         9    142,000  Sole    Sole
IAsiaWorks        Com     45072l101       567    116,300  Sole    Sole
Interlinq SoftwareCom     458753100       508    250,000  Sole    Sole
Inervisual Books  Com     460918105        42     34,983  Sole    Sole
Ivanhoe Energy    Com     465790103    28,487  5,697,387  Sole    Sole
Juno Lighting     Com     482047206     1,496    284,900  Sole    Sole
MPSI              Com     553412206       113    225,838  Sole    Sole
Metromedia Intl   Com     591695101     1,635    628,950  Sole    Sole
MicroStrategy     Cl A    594972101       357     37,600  Sole    Sole
Netro             Com     64114R109     2,047    295,000  Sole    Sole
Netsolve          Com     64115j106     1,144    150,000  Sole    Sole
Stonepath Group   Com     64120C104       492    984,139  Sole    Sole
Opta Food         Com     68381n105       454    382,700  Sole    Sole
PYR Energy        Com     693677106     6,624    762,500  Sole    Sole
Persistence SoftwaCom     715329108       475    107,100  Sole    Sole
Picturetel Corp   Com     720035302       139     58,700  Sole    Sole
Princeton Video ImCom     742476104        66     50,000  Sole    Sole
Quokka Sports     Com     749077103       584  1,038,800  Sole    Sole
Sirius Satellite  Com     82966u103     8,257    275,800  Sole    Sole
Sonus Corp.       Com     835691106     1,869  1,107,800  Sole    Sole
Stamps.com        Com     852857101     1,252    450,000  Sole    Sole
Syntroleum        Com     871630109     3,137    184,500  Sole    Sole
U.S. Global InvestCl A    902952100       419    394,750  Sole    Sole
Universal Access  Com     913363107     1,626    203,300  Sole    Sole
V-One Corporation Com     918278102       221    361,728  Sole    Sole
ValueClick        Com     92046n102       707    143,200  Sole    Sole
Ventro            Com     922815105        38     38,100  Sole    Sole
Webvan            Com     94845V103       862  1,839,700  Sole    Sole
Wind River        Com     973149107       954     27,950  Sole    Sole
China Yuchai Intl Com     G21082105       488    459,700  Sole    Sole
Fresh Del Monte   Ord     g36738105     2,229    495,300  Sole    Sole
